VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT

18.	VESSELS AND EQUIPMENT

Movements in the three years ended December 31, 2017 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2014	943,651	(81,732)	861,919
Vessels and equipment acquired upon the Merger	132,712	—
Transfers from Newbuildings	133,429	—
Additions	101,752	—
Depreciation	—	(40,614)
Balance at December 31, 2015	1,311,544	(122,346)	1,189,198
Depreciation	—	(53,369)
Additions	215	—
Disposals	(173,203)	—
Impairment loss	(36,311)	18,099
Transfers from Newbuildings	532,766	—
Balance at December 31, 2016	1,635,011	(157,616)	1,477,395
Depreciation	—	(77,547)
Additions	894	—
Transfers from Newbuildings	941,388	—
Balance at December 31, 2017	2,577,293	(235,163)	2,342,130

In June 2016, the Company entered into an agreement to sell its six MR tankers for an aggregate price of $172.5 million to an unaffiliated third party. Five of these vessels were delivered by the Company in August and September 2016 and the final vessel was delivered in November 2016. The Company recorded an impairment loss of $18.2 million in 2016 in respect of these vessels.

A summary of our vessel deliveries in the years ended December 31, 2017 and December 31, 2016 can be found in note 17. Newbuildings.